S000001301 [Member] Expense Example - TWEEDY, BROWNE VALUE FUND - TWEEDY BROWNE VALUE FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	$ 1,691